UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

New Path Tactical Allocation Fund

Semi-Annual Report

www.NewPathGTAAFund.com	April 30, 2013

NEW PATH TACTICAL ALLOCATION FUND

Letter to Shareholders (Unaudited)
May 1st, 2013

Fellow Shareholders,

Thank you for joining us with your investment in the New Path Tactical Allocation Fund (GTAAX).  GTAAX invests in major market index-based Exchange Traded Funds or Notes (ETFs) to gain exposure to broad equity and fixed income markets.  The fund is often referred to as a global tactical asset allocation fund in that assets are periodically re-allocated among various global equity markets, or even out of equities altogether and into fixed income based securities.  In particular, GTAAX executes this re-allocation process monthly and normally holds two to four ETFs.

Overall, equity investments were clearly the place to be during the last two quarters.  Specifically, the six month period ending April 30th, 2013 produced very attractive gains for both our fund and the broad US market.  The S&P 500 advanced 14.42% during that time while our fund was up 12.04%.  The performance difference is entirely due to the fact that there were months during which our fund represented a more diversified portfolio than just holding an S&P 500 index fund.  We look to sectors such as real estate, and regions such as Europe, Asia, and emerging markets in search of predictable market trends.  That diversification can be beneficial, as it was December 1st-31st of 2012 when our real estate and international holdings helped us outperform the S&P by 2.51 percentage points.  But it can also work against us when the US market leads world markets, as during January 1st-31st and February 1st-28th of this year, with our fund trailing the S&P 500 by 4.76 percentage points.

Looking forward, there are a number of known events that will impact equity markets, plus those unknown events that few if any can predict.  We know difficult political decisions will be made regarding the US federal budget.  The Federal Reserve is going to have to “taper” their US bond buying (QE3) at some point.  There is bound to be more political fights about the US debt ceiling, federal spending, and tax policy.  No one can say with high confidence how any of these things will be resolved or managed, let alone how investment markets will react.

You can be assured that our process is disciplined and data based, so we can make investment decisions on your behalf that responds to changing market conditions.  Will all of our decisions result in gains?  Certainly not.  But we are committed to re-examining equity markets systematically every month, asking ourselves, “Should we be in this market for the next 30 days, and if so, how much?”  We believe there is potential value to be protected and gained by doing so.

Thank you again for your participation in the New Path Tactical Allocation Fund.  We are honored by the trust you have placed in us.

Ron Bristol, MBA
President, New Path Capital Advisors

Mutual fund investing involves risk.  Principal loss is possible.  Because the funds invest in ETFs and ETN’s, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in mid and smaller sized companies involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in foreign as well as emerging markets securities which involve greater volatility and political, economic and currency risks and differences in account-

NEW PATH TACTICAL ALLOCATION FUND

ing methods.  Investments in commodity related businesses may be subject to greater volatility than more traditional businesses due to factors such as weather, disease, political, or regulatory developments.  REITs and real estate securities contain additional risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Diversification does not guarantee a profit or protect from loss in a declining market.

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies.  An investment cannot be made directly in an index.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

The Fund is distributed by Quasar Distributors, LLC.

NEW PATH TACTICAL ALLOCATION FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return – Annualized

		Since Inception(1) to
	1-Year	April 30, 2013
New Path Tactical Allocation Fund, Investor Class (without sales load)	6.08%	8.61%
New Path Tactical Allocation Fund, Investor Class (with sales load)(2)	0.81%	4.50%
New Path Tactical Allocation Fund, Institutional Class	6.30%	8.94%
S&P 500 Index(3)	16.89%	22.76%

(1)	December 28, 2011
(2)	Return reflects a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NEW PATH TACTICAL ALLOCATION FUND

Expense Example (Unaudited)
April 30, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) or purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/01/2012)	Value (04/30/2013)	(11/01/2012 to 04/30/2013)
New Path Tactical Allocation Fund
Investor Class Actual(2)	$1,000.00	$1,120.40	$7.89
New Path Tactical Allocation Fund Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
New Path Tactical Allocation Fund
Institutional Class Actual(2)	$1,000.00	$1,121.50	$6.58
New Path Tactical Allocation Fund Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period of 1.50% and 1.25% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period divided by 365.

(2)	Based on the actual returns for the six-month period ended April 30, 2013 of 12.04% and 12.15% for the Investor Class and Institutional Class, respectively.

NEW PATH TACTICAL ALLOCATION FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
April 30, 2013(1)

Fund Holdings
as of April 30, 2013(1)
(% of net assets)
SPDR S&P 500 ETF Trust	62.4%
Vanguard REIT ETF	27.5%
iShares MSCI EAFE Index Fund	9.1%
Short-Term Investments & Other
Assets and Liabilities	1.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NEW PATH TACTICAL ALLOCATION FUND

Schedule of Investments (Unaudited)
April 30, 2013

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 99.0%
iShares MSCI EAFE Index Fund	68,950	$4,270,763
SPDR S&P 500 ETF Trust	183,390	29,283,715
Vanguard REIT ETF	171,550	12,914,284
Total Exchange-Traded Funds
(Cost $42,572,928)		46,468,762

SHORT-TERM INVESTMENT – 1.1%
Invesco Liquid Assets Portfolio, 0.11% *
(Cost $520,002)	520,002	520,002
Total Investments – 100.1%
(Cost $43,092,930)		46,988,764
Other Assets and Liabilities, Net – (0.1)%		(55,752)
Total Net Assets – 100.0%		$46,933,012

*	Variable Rate Security – The rate shown is the rate in effect as of April 30, 2013.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2013

ASSETS:
Investments, at value
(cost $43,092,930)	$46,988,764
Interest receivable	38
Prepaid expenses	13,634
Total assets	47,002,436

LIABILITIES:
Payable to investment adviser	28,524
Accrued distribution fees	2,627
Payable to affiliates	25,142
Accrued expenses	13,131
Total liabilities	69,424

NET ASSETS	$46,933,012

NET ASSETS CONSIST OF:
Paid-in capital	$42,338,451
Accumulated undistributed net investment income	2,615
Accumulated undistributed net realized gain on investments	696,112
Net unrealized appreciation on investments	3,895,834
Net Assets	$46,933,012

	Investor Class	Institutional Class
Net Assets	$7,971,968	$38,961,044
Shares issued and outstanding(1)	720,276	3,513,037
Net asset value, redemption price
and minimum offering price per share(2)	$11.07	$11.09
Maximum offering price per share
($11.07/0.9500)	$11.65	N/A

(1)	Unlimited shares authorized
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2013

INVESTMENT INCOME:
Interest income	$444
Dividend income	629,326
Total investment income	629,770

EXPENSES:
Investment adviser fees	152,794
Fund administration & accounting fees	49,918
Transfer agent fees	23,760
Distribution fees – Investor Class	9,225
Federal & state registration fees	8,345
Audit fees	7,686
Compliance fees	5,973
Legal fees	5,611
Trustee fees	4,893
Other	4,024
Custody fees	2,710
Postage & printing fees	1,372
Total expenses before reimbursement	276,311
Add: Advisory fee recoupment (Note 4)	5,760
Net expenses	282,071

NET INVESTMENT INCOME	347,699

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	951,298
Net change in unrealized appreciation on investments	3,792,049

Net realized and unrealized gain on investments	4,743,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,091,046

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Changes in Net Assets

	For The Six Months	For The Period
	Ended April 30, 2013	Inception Through
	(Unaudited)	October 31, 2012(1)
OPERATIONS:
Net investment income	$347,699	$114,907
Net realized gain (loss) on investments	951,298	(255,186)
Net change in unrealized appreciation on investments	3,792,049	103,785
Net increase (decrease) in net assets resulting from operations	5,091,046	(36,494)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	775,835	6,987,337
Proceeds from reinvestment of distributions	65,643	—
Payments for shares redeemed	(165,264)	(454,954)
Increase in net assets from Investor Class transactions	676,214	6,532,383
Institutional Class:
Proceeds from shares sold	—	34,847,522
Proceeds from reinvestment of distributions	399,928	—
Payments for shares redeemed	(112,015)	—
Increase in net assets from Institutional Class transactions	287,913	34,847,522
Net increase in net assets resulting from capital share transactions	964,127	41,379,905

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(65,643)	—
Institutional Class	(399,929)	—
Total distributions to shareholders	(465,572)	—

TOTAL INCREASE IN NET ASSETS	5,589,601	41,343,411

NET ASSETS:
Beginning of period	41,343,411	—
End of period, including accumulated undistributed
net investment income of $2,615 and 120,488 respectively.	$46,933,012	$41,343,411

TRANSACTIONS IN SHARES:
Investor Class:
Shares sold	76,606	697,954
Shares issued to holders in reinvestment of dividends	6,442	—
Shares redeemed	(15,993)	(44,733)
Net increase in Investor Class shares	67,055	653,221
Institutional Class:
Shares sold	—	3,484,746
Shares issued to holders in reinvestment of dividends	39,209	—
Shares redeemed	(10,918)	—
Net increase in Institutional Class shares	28,291	3,484,746
Net increase in shares outstanding	95,346	4,137,967

(1)Inception date of the Fund was December 28, 2011.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.
	For The
	Six Months Ended		For The Period
	April 30, 2013		Inception Through
	(Unaudited)		October 31, 2012(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$9.97		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08		0.01
Net realized and unrealized gain (loss) on investments	1.11		(0.04)
Total from investment operations	1.19		(0.03)

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.09)		—
Dividends from net capital gains	—		—
Total distributions	(0.09)		—

Net asset value, end of period	$11.07		$9.97

TOTAL RETURN	12.04	%(2)	(0.30	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$8.0		$6.5

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.47	%(3)	1.56	%(3)
After expense waiver/recoupment	1.50	%(3)	1.50	%(3)

Ratio of net investment loss to average net assets:
Before expense waiver/recoupment	1.41	%(3)	0.07	%(3)
After expense waiver/recoupment	1.38	%(3)	0.13	%(3)

Portfolio turnover rate	135	%(2)	432	%(2)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.
	For The
	Six Months Ended		For The Period
	April 30, 2013		Inception Through
	(Unaudited)		October 31, 2012(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$10.00		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.12		0.03
Net realized and unrealized gain (loss) on investments	1.09		(0.03)
Total from investment operations	1.21		—

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)		—
Dividends from net capital gains	—		—
Total distributions	(0.12)		—

Net asset value, end of period	$11.09		$10.00

TOTAL RETURN	12.15	%(2)	0.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$39.0		$34.8

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.22	%(3)	1.31	%(3)
After expense waiver/recoupment	1.25	%(3)	1.25	%(3)

Ratio of net investment income to average net assets:
Before expense waiver/recoupment	1.66	%(3)	0.32	%(3)
After expense waiver/recoupment	1.63	%(3)	0.38	%(3)

Portfolio turnover rate	135	%(2)	432	%(2)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited)
April 30, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The New Path Tactical Allocation Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to provide capital appreciation and income. The Fund commenced operations on December 28, 2011. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by New Path Capital Advisors (the “Advisor”). The Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  Investor Class shares are subject to 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2013, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2013, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2013

Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2013

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,468,762	$—	$—	$46,468,762
Short-Term Investment	520,002	—	—	520,002
Total Investments in Securities	$46,988,764	$—	$—	$46,988,764

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.70% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.50% and 1.25% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least May 31, 2014.  Prior to May 31, 2014, this Operating Expense Limitation Agreement cannot be terminated.  For the period ended April 30, 2013, the Adviser recouped expenses of $5,760. At April 30, 2013, the balance of previously waived advisory fees eligible for recoupment was $15,144, which expires October 31, 2015.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended April 30, 2013, the Fund incurred $49,918 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended April 30, 2013, the Fund incurred $18,024 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended April 30, 2013, the Fund incurred $2,710 in custody fees.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2013

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended April 30, 2013, the Fund incurred $5,973 in compliance fees.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended April 30, 2013, the Investor Class incurred expenses of $9,225 pursuant to the Plan.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2013, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$59,445,270	$58,578,275

7.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2013, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$3,895,834	$ —	$3,895,834	$43,092,930

At October, 31, 2012, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
Income	Capital Gains	Losses	(Depreciation)	Earnings
$120,488	$—	$(255,186)	$103,785	$(30,913)

As of October 31, 2012, the Fund had $255,186 in short-term capital loss carryovers, which will be permitted to be carried over for an unlimited period.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2013

The tax character of distributions paid during the period ended April 30, 2013 were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$465,572	$ —	$465,572

There were no distributions made by the Fund for the period ended October 31, 2012.

8.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2013, Garmin International, Inc. owned 98.43% of the outstanding shares of the Institutional Class of the Fund. As of April 30, 2013, Charles Schwab & Co. Inc., for the benefit of its customers, owned 95.56% of the outstanding shares of the Investor Class of the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited)
April 30, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 12-13, 2013, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and New Path Capital Advisors (“New Path”) regarding the New Path Tactical Allocation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on November 13-14, 2012, the Trustees received and considered information from New Path and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services provided by New Path with respect to the Fund; (2) the cost of the services provided and the profits realized by New Path from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to New Path resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including New Path’s in-person presentation, and the Support Materials, the Board concluded that the overall arrangements between the Trust and New Path set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that New Path performs, investment advisory fees the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that New Path provides under the Advisory Agreement with respect to the Fund, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by New Path on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered the Fund’s performance, noting that the Fund had underperformed its benchmark during its first 6 months of operations but had performed consistently with or exceeded its benchmark during the last 6 months of the year and that Fund was performing as expected given the market conditions since the Fund commenced operations in December 2011.  The Trustees also considered the

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
April 30, 2013

capitalization of New Path and its commitment to renew its reserve account arrangement as an added assurance of prompt payment of its obligations to the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that New Path provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the annual management fee that the Fund pays to New Path under the Investment Advisory Agreement, as well as New Path’s profitability from services that New Path rendered to the Fund during the period from inception through June 30, 2012.  In this regard, the Trustees noted that New Path subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees paid by the Fund.  The Trustees noted that the management fees charged by New Path to separately managed accounts with assets up to $10 million are higher than the advisory fee for the Fund.  The Trustees also noted that New Path had contractually agreed to reduce its management fee, and, if necessary, reimburse the Fund for operating expenses, as specified in the Prospectus.  The Trustees concluded that New Path’s service relationship with the Fund provides a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered an analysis comparing the contractual expenses born by the Fund and those of funds in the same Lipper benchmark category.  While the Trustees noted that the Fund’s management fee was slightly higher than the average and median management fee reported for the benchmark category, they also considered that the total expenses of the Institutional Class shares of the Fund were lower than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, which includes a mix of funds with and without Rule 12b-1 fees, which the Institutional Class does not have.  They further noted that the average net assets of the funds comprising the benchmark category were significantly higher than the assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope advisory services provided may vary from one investment adviser to another, the Trustees concluded that New Path’s advisory fee continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted the fact that an increase in assets would mostly likely not decrease the amount of New Path advisory services required to be provided to the Fund at the present time.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

Other Benefits.  The Trustees noted that New Path does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that Rule 12b-1 fees are paid to New Path as compensation for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that New Path incurred significantly exceed the Rule 12b-1 payments from the Fund.  The Trustees concluded that New Path will not receive any additional financial benefits from services rendered to the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
April 30, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-482-2363.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-482-2363.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-482-2363, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NEW PATH TACTICAL ALLOCATION FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
New Path Capital Advisors
561 Blue River Parkway, Unit B
Silverthorne, CO 80498

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-482-2363.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    July 2, 2013

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    July 2, 2013

* Print the name and title of each signing officer under his or her signature.